Related Party Balances and Transactions (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 07, 2020 USD ($)	Dec. 07, 2020 MYR (RM)
Related party balances and transactions [Line Items]
Percentage of interest					12.00%
Installment payment			60		60
Date of issuance					36 months
Chan Chong Sam Teo [Member]
Related party balances and transactions [Line Items]
Total loan							$ 27,000	RM 114,000
Chan Chong Sam Teo [Member] | Auto loan [Member]
Related party balances and transactions [Line Items]
Total loan	$ 10,144		$ 10,144		$ 13,422
Percentage of interest			5.96%		5.96%
Loan outstanding balance	4,084		$ 4,084		$ 8,099
Interest expense	$ 151	$ 239	$ 507	$ 758	$ 1,779	$ 1,333